CASH FLOW STATEMENTS (Details) - Schedule of Analysis of Cash and Cash Equivalents as Shown in the Balance Sheet - GBP (£) £ in Millions		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
The Group [member]
CASH FLOW STATEMENTS (Details) - Schedule of Analysis of Cash and Cash Equivalents as Shown in the Balance Sheet [Line Items]
Cash and balances with central banks		£ 38,880	£ 40,213
Less: mandatory reserve deposits	[1]	(3,177)	(2,541)
		35,703	37,672
Loans and advances to banks		4,852	3,692
Less: amounts with a maturity of three months or more		(1,941)	(1,641)
		2,911	2,051
Total cash and cash equivalents		38,614	39,723	£ 60,982
Cash and cash equivalents of continuing operations		38,614	39,723
The Group [member] | Previously stated [member]
CASH FLOW STATEMENTS (Details) - Schedule of Analysis of Cash and Cash Equivalents as Shown in the Balance Sheet [Line Items]
Cash and balances with central banks				58,521
Less: mandatory reserve deposits	[1]			(957)
				57,564
Loans and advances to banks				4,274
Loans and advances to banks within disposal group				2,337
Less: amounts with a maturity of three months or more				(3,193)
				3,418
Total cash and cash equivalents				60,982	£ 62,908
Cash and cash equivalents of continuing operations				58,645
Cash and cash equivalents in disposal group				2,337
The Bank [member]
CASH FLOW STATEMENTS (Details) - Schedule of Analysis of Cash and Cash Equivalents as Shown in the Balance Sheet [Line Items]
Cash and balances with central banks		35,741	37,632
Less: mandatory reserve deposits		(764)	(803)
		34,977	36,829
Loans and advances to banks		4,453	3,153
Less: amounts with a maturity of three months or more		(1,648)	(1,328)
		2,805	1,825
Total cash and cash equivalents		37,782	38,654	56,120
Cash and cash equivalents of continuing operations		£ 37,782	£ 38,654
The Bank [member] | Previously stated [member]
CASH FLOW STATEMENTS (Details) - Schedule of Analysis of Cash and Cash Equivalents as Shown in the Balance Sheet [Line Items]
Cash and balances with central banks				55,835
Less: mandatory reserve deposits				(535)
				55,300
Loans and advances to banks				3,611
Less: amounts with a maturity of three months or more				(2,791)
				820
Total cash and cash equivalents				56,120	£ 45,266
Cash and cash equivalents of continuing operations				£ 56,120

[1]	Mandatory reserve deposits are held with local central banks in accordance with statutory requirements; these deposits are not available to finance the Group's day-to-day operations.